CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 347		$ 393
Cash subject to restriction	225		186
Short-term deposit	42		48
Cash and cash equivalents	$ 614	$ 639	$ 627	$ 595	$ 657	$ 642